Intangible Assets - Intellectual Property	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 4. Intangible Assets - Intellectual Property

On July 12, 2013, the Company, together with its wholly owned subsidiary, RenovaCare Sciences, entered into an asset purchase agreement with Dr. Jörg Gerlach, MD, PhD, pursuant to which RenovaCare Sciences purchased all of Dr. Gerlach’s rights, title and interest in the Cell Deposition Device. The Company plans to further the development of the Cell Deposition Device and, if commercially viable, bring the product to market. Acquisition related costs amounted to $52,852 and were capitalized together with the cash payment upon the closing of the transaction in July 2013 of $100,002. Additional costs capitalized during 2013, and which related to an option to evaluate a wound cap technology, amounted to $10,000. The Company allowed this option to expire, and during the period ended March 31, 2015 recorded an impairment loss amounting to $10,000, which was equal to the amount capitalized. Intangible assets amounted to $152,854 and $162,854 at March 31, 2015 and December 31, 2014, respectively.

The asset purchase agreement was amended on September 9, 2014 (the “Amended APA”). Pursuant to the terms of the Amended APA, an additional $300,000 will be paid in four installments: (a) $100,000 on December 31, 2014; (b) $50,000 on December 31, 2015; (c) $50,000 on December 31, 2016; and (d) $100,000 on December 31, 2017. The Company paid the first installment of $100,000 in January 2015. At March 31, 2015, $50,000 of the amount payable to Dr. Gerlach was recorded as other current liabilities and $150,000 was recorded as other long term liabilities in the accompanying consolidated balance sheet.

As further consideration for the Cell Deposition Device, the Company issued to Dr. Gerlach a Series A Stock Purchase Warrant (the “Series A Warrant”) entitling him to purchase 1,200,000 shares (each a “Warrant Share”) of the Company’s common stock at an exercise price of $0.35 per share. Pursuant to the terms of the Amended APA, the Series A Warrant will vest in five equal installments of 240,000 shares on each of July 12, 2014, July 12, 2015, July 12, 2016, July 12, 2017 and July 12, 2018. Vesting will no longer be contingent on the achievement of certain milestones and on Dr. Gerlach’s continuing to provide consulting services to the Company, but instead on passage of time. Prior to September 9, 2014, the effective date of the Amended APA, the value of the Series A Warrant was recognized as consulting expenses over the vesting term. Effective September 9, 2014, the Company measured and expensed the value of the Series A Warrant in full and recorded this value as research and development costs. The fair value of each Warrant Share as of September 9, 2014, using the Black-Scholes option pricing model, was $0.91.

Consulting expense associated with the Series A Warrant amounted to $0 during the three months ended March 31, 2015 (2014: $126,833). There were no research and development expense associated with the Series A Warrant during the three months ended March 31, 2015 and March 31, 2014.

See also “Note 7. Subsequent Events.”

On July 12, 2013, the Company, together with its wholly owned subsidiary, RenovaCare Sciences, entered into an asset purchase agreement with Dr. Jörg Gerlach, MD, PhD, pursuant to which RenovaCare Sciences purchased all of Dr. Gerlach’s rights, title and interest in the Cell Deposition Device. The Company plans to further the development of the Cell Deposition Device, if commercially viable, bring the product to market. Acquisition related costs amounted to $52,852 and were capitalized together with the cash payment in 2013 of $100,002. Additional costs capitalized during 2013, and which related to a wound cap technology, amounted to $10,000. At December 31, 2014 and 2013, intangible assets amounted to $162,854.

This asset purchase agreement was amended on September 9, 2014 (the “Amended APA”). Pursuant to the terms of the Amended APA, upon the closing of the transaction in July 2013, the Company paid Dr. Gerlach $100,002. An additional $300,000 will be paid in four installments: (a) $100,000 on December 31, 2014; (b) $50,000 on December 31, 2015; (c) $50,000 on December 31, 2016; and (d) $100,000 on December 31, 2017. The Company paid the first installment of $100,000 in January 2015. At December 31, 2014, $150,000 of the amount payable to Dr. Gerlach was recorded as current liabilities and $150,000 was recorded as long term liabilities in the accompanying consolidated balance sheet.

As further consideration for the Cell Deposition Device, the Company issued to Dr. Gerlach a Series A Stock Purchase Warrant (the “Series A Warrant”) entitling him to purchase 1,200,000 shares (each a “Warrant Share”) of the Company’s common stock at an exercise price of $0.35 per share. Pursuant to the terms of the Amended APA, the Series A Warrant will now vest in five equal installments of 240,000 shares on each of July 12, 2014, July 12, 2015, July 12, 2016, July 12, 2017 and July 12, 2018. Vesting will no longer be contingent on the achievement of certain milestones and on Dr. Gerlach’s continuing to provide consulting services to the Company, but instead on the passage of time. Prior to September 9, 2014, the effective date of the Amended APA, the value of the Series A Warrant was recognized as consulting expenses over the vesting term. In addition, the fair value of each Warrant Share was estimated at the end of each reporting period during which Dr. Gerlach rendered services using the Black-Scholes option pricing model. Effective September 9, 2014, the Company measured and expensed the value of the Series A Warrant in full and recorded this value as research and development costs. The fair value of each Warrant Share as of September 9, 2014, using the Black-Scholes option pricing model, was $0.91.

Assumptions required for the Black-Scholes model are as follows:

2014
Risk-free interest rate	1.72%
Expected life in years	4.75
Expected Volatility	93.8%
Expected dividend yield	0%

Consulting expense associated with the Series A Warrant amounted to $311,173 and $237,971 during the years ended December 31, 2014 and 2013, respectively. Research and development costs associated with the Series A Warrant amounted to $537,215 and $nil in the years ended December 31, 2014 and 2013, respectively.